Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Income and Comprehensive Income
Loss for the year	$ (244,358)	$ (144,584)
Item that will be reclassified subsequently to profit or loss:
Net gain on translation of foreign currency balances	1,336	4,170
Total other comprehensive income that will be reclassified to profit or loss, net of tax	1,336	4,170
Items that will not be reclassified subsequently to profit or loss:
Gold prepayment revaluation	(2,684)	(1,885)
Tax effect	721	506
Remeasurement - actuarial loss	29,449	(2,598)
Tax effect	(6,195)	(1,265)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	21,291	(5,242)
Transferred to income statement:
Other comprehensive income (loss) net of tax, for the year	22,627	(1,072)
Total comprehensive loss for the year	$ (221,731)	$ (145,656)